Commitments and Contingencies - Narrative (Details) - USD ($)					1 Months Ended						12 Months Ended
	Feb. 11, 2024	Dec. 01, 2023	May 10, 2022	Dec. 27, 2019	Feb. 28, 2023	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Feb. 28, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 28, 2023	Feb. 10, 2023	Dec. 20, 2022	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Oct. 31, 2019	May 31, 2019	Apr. 30, 2018	Nov. 30, 2017	Nov. 30, 2015
Other Commitments [Line Items]
Write off of debt issuance costs											$ 58,000,000
Interest expense											516,000,000	$ 455,000,000	$ 331,000,000
Related party warrant liability				$ 284,000,000
Debt issuance costs																			$ 54,000,000
Amortization of debt issuance costs											259,000,000	210,000,000	172,000,000
Construction purchase commitments						$ 59,000,000					60,000,000	59,000,000
Asset retirement obligations						220,000,000					230,000,000	220,000,000	206,000,000
Affiliated Entity
Other Commitments [Line Items]
Write off of debt issuance costs												5,000,000
Debt issuance costs						8,000,000					23,000,000	8,000,000
Letter of Credit | Affiliated Entity
Other Commitments [Line Items]
Availability																							$ 1,750,000,000
Debt issuance costs														$ 284,000,000
Line of Credit
Other Commitments [Line Items]
Outstanding principal balance						0					350,000,000	0
Debt issuance costs, net						0					$ 7,000,000	0
Interest rate											9.593%
Amortization of debt issuance costs											$ 144,000,000	101,000,000	90,000,000
Senior Notes
Other Commitments [Line Items]
Outstanding principal balance						669,000,000					669,000,000	669,000,000
Debt issuance costs, net						9,000,000					$ 7,000,000	9,000,000
Interest rate											7.875%
Repayment of debt														33,000,000
Debt issuance costs																									$ 17,000,000
Senior Notes | Affiliated Entity
Other Commitments [Line Items]
Interest rate																		11.00%			7.50%	7.50%
Senior Notes | Subsequent Event | Affiliated Entity
Other Commitments [Line Items]
Remaining availability															$ 250,000,000
Senior unsecured notes
Other Commitments [Line Items]
Outstanding principal balance											$ 2,200,000,000
Amortization of debt issuance costs											106,000,000	106,000,000	80,000,000
Senior unsecured notes | Affiliated Entity
Other Commitments [Line Items]
Outstanding principal balance						2,200,000,000					$ 2,200,000,000	2,200,000,000
Interest rate											5.00%												5.00%
Implied interest rate											11.69%
Debt issuance costs														$ 569,000,000
2019 Credit Facility | Line of Credit
Other Commitments [Line Items]
Availability																											$ 650,000,000
Write off of debt issuance costs										$ 5,000,000
2019 Credit Facility | Line of Credit | Lease Agreements
Other Commitments [Line Items]
Letters of credit outstanding						8,000,000					$ 3,000,000	8,000,000
Restricted cash						$ 11,000,000					3,000,000	11,000,000
2019 Credit Facility | Line of Credit | Letter of Credit
Other Commitments [Line Items]
Availability																								$ 200,000,000		$ 500,000,000
2020 Credit Facility | Line of Credit
Other Commitments [Line Items]
Availability				$ 1,750,000,000													$ 1,100,000,000
Letters of credit outstanding											$ 1,100,000,000
Reimbursement obligation, percent of principal amount																	2.00%
Implied interest rate											12.47%
Fronting fee percentage				0.125%
Fronting fee percentage, excess				0.415%
Outstanding letters of credit fee percentage				5.475%		2.875%
Issuance fees payable on outstanding amounts percentage						2.60%
2020 Credit Facility | Line of Credit | Forecast
Other Commitments [Line Items]
Issuance fees payable on outstanding amounts percentage	7.045%	6.50%
2020 Credit Facility | Line of Credit | Subsequent Event
Other Commitments [Line Items]
Letters of credit outstanding					$ 0
Restricted cash					136,000,000
2020 Credit Facility | Line of Credit | Minimum
Other Commitments [Line Items]
Reimbursement obligation, base percentage																	6.00%
2020 Credit Facility | Line of Credit | Maximum
Other Commitments [Line Items]
Reimbursement obligation, base percentage																	6.75%
2020 Credit Facility | Line of Credit | Letter of Credit
Other Commitments [Line Items]
Remaining availability											$ 21,000,000
2020 Credit Facility | Line of Credit | Letter of Credit | Subsequent Event
Other Commitments [Line Items]
Availability					1,100,000,000
Contingent obligations required to be cash collateralized					$ 100,000,000
Contingent obligations required to be cash collateralized, percentage					105.00%
2020 Credit Facility | Line of Credit | Letters Of Credit Securing 2019 LC Facility
Other Commitments [Line Items]
Letters of credit outstanding						$ 6,000,000					6,000,000	6,000,000
2020 Credit Facility | Line of Credit | Senior Letter of Credit Tranche
Other Commitments [Line Items]
Availability			$ 1,250,000,000
2020 Credit Facility | Line of Credit | Senior Letter of Credit Tranche | Subsequent Event
Other Commitments [Line Items]
Availability					$ 960,000,000											$ 1,050,000,000.00
2020 Credit Facility | Line of Credit | Junior Letter of Credit Tranche
Other Commitments [Line Items]
Availability			$ 350,000,000								350,000,000
Minimum return to participants, applicable margin rate			6.50%
Minimum return to participants, percent of principal			2.00%
Interest expense											$ 20,000,000	0
2020 Credit Facility | Line of Credit | Junior Letter of Credit Tranche | Subsequent Event
Other Commitments [Line Items]
Availability					470,000,000
Increase in maximum borrowing capacity					$ 120,000,000
2020 Credit Facility | Line of Credit | Junior Letter of Credit Tranche | SOFR rate
Other Commitments [Line Items]
Floor interest rate											0.75%
Basis spread on variable interest rate											6.50%
2020 Credit Facility | Line of Credit | Junior Letter of Credit Tranche | SOFR rate | Subsequent Event
Other Commitments [Line Items]
Basis spread on variable interest rate					9.90%
2020 Credit Facility | Line of Credit | Junior Letter of Credit Tranche | Alternate Base Rate
Other Commitments [Line Items]
Basis spread on variable interest rate			5.50%
2020 Credit Facility | Letter of Credit | Debt Scenario One
Other Commitments [Line Items]
Additional principal amount																	$ 1,250,000,000
2020 Credit Facility | Letter of Credit | Debt Scenario Two
Other Commitments [Line Items]
Additional principal amount																	$ 1,050,000,000.00
2020 Credit Facility, A&R NPA | Line of Credit
Other Commitments [Line Items]
Availability																				$ 500,000,000
Senior Letter of Credit Tranche | Line of Credit | Subsequent Event
Other Commitments [Line Items]
Availability					$ 960,000,000											$ 930,000,000
Company/SBG Reimbursement Agreement
Other Commitments [Line Items]
Interest expense											$ 63,000,000	82,000,000	$ 70,000,000
LC Debt Facility
Other Commitments [Line Items]
Debt issuance costs, net											500,000
Loan payable									$ 350,000,000
Issuance fee percentage									5.475%
Fronting fee percentage									0.125%
Repayment of debt							$ 350,000,000	$ 350,000,000
Debt issuance costs						$ 500,000					500,000	$ 500,000
Amortization of debt issuance costs											$ 300,000